Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 2,827,234	₨ 2,921,071	₨ 2,655,665
Contribution to provident fund and other funds	163,781	165,133	157,314
Staff welfare expenses	30,151	37,094	26,539
Employee stock compensation expense	40,051	46,371	4,835
Employee benefits expense	3,061,217	3,169,669	2,844,353
Attributable to cost of goods sold and services rendered	1,548,282	1,596,159	1,369,598
Attributable to selling, general and administrative expenses	₨ 1,512,934	₨ 1,573,512	₨ 1,474,755